AMCAP Fund®
Investment portfolio
May 31, 2023
unaudited

Common stocks 94.09% Information technology 24.19%	Shares	Value (000)
Microsoft Corp.	13,754,577	$4,516,865
Broadcom, Inc.	3,054,208	2,467,678
ASML Holding NV	1,897,499	1,361,961
Salesforce, Inc.[1]	4,234,544	945,913
Micron Technology, Inc.	12,837,059	875,487
Snowflake, Inc., Class A1	4,190,155	692,884
ServiceNow, Inc.[1]	1,198,346	652,835
Apple, Inc.	3,394,044	601,594
NVIDIA Corp.	1,529,703	578,748
EPAM Systems, Inc.[1]	1,711,575	439,224
Palo Alto Networks, Inc.[1]	1,920,247	409,762
Qorvo, Inc.[1]	3,637,542	353,787
Marvell Technology, Inc.	5,811,324	339,904
Adobe, Inc.[1]	783,994	327,545
Shopify, Inc., Class A, subordinate voting shares[1]	5,085,387	290,833
NICE, Ltd. (ADR)[1,2]	1,344,604	276,908
Applied Materials, Inc.	2,064,515	275,200
Autodesk, Inc.[1]	1,361,614	271,492
Taiwan Semiconductor Manufacturing Company, Ltd.	12,390,000	224,998
First Solar, Inc.[1]	1,003,491	203,669
Atlassian Corp., Class A1	1,063,292	192,233
Cognex Corp.	3,234,905	177,790
HubSpot, Inc.[1]	266,999	138,303
Accenture PLC, Class A	411,390	125,852
Monolithic Power Systems, Inc.	173,225	84,865
Intuit, Inc.	181,288	75,981
Constellation Software, Inc.	29,407	59,962
Fair Isaac Corp.[1]	72,278	56,931
Fabrinet, non-registered shares[1]	456,500	51,685
NetApp, Inc.	749,829	49,751
Datadog, Inc., Class A1	500,451	47,498
Arista Networks, Inc.[1]	268,000	44,579
Trimble, Inc.[1]	836,538	39,041
Enphase Energy, Inc.[1]	185,774	32,302
GoDaddy, Inc., Class A1	293,239	21,518
CCC Intelligent Solutions Holdings, Inc.[1]	1,900,000	20,786
Gartner, Inc.[1]	40,000	13,714
CrowdStrike Holdings, Inc., Class A1	80,600	12,907
Dynatrace, Inc.[1]	250,450	12,771
Stripe, Inc., Class B1,3,4	201,217	4,051
		17,369,807
Health care 19.45%
UnitedHealth Group, Inc.	3,974,333	1,936,454
Abbott Laboratories	16,045,815	1,636,673
Thermo Fisher Scientific, Inc.	2,055,310	1,045,043
AMCAP Fund — Page 1 of 9

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Stryker Corp.	3,439,842	$947,952
Eli Lilly and Company	1,657,060	711,641
Revvity, Inc.	5,415,726	624,542
Zoetis, Inc., Class A	3,810,265	621,111
Insulet Corp.[1]	1,963,868	538,591
BioMarin Pharmaceutical, Inc.[1]	5,301,680	460,928
Danaher Corp.	1,916,512	440,069
Alnylam Pharmaceuticals, Inc.[1]	2,300,839	425,678
Penumbra, Inc.[1]	1,383,725	425,274
DexCom, Inc.[1]	2,887,886	338,633
Seagen, Inc.[1]	1,714,917	335,609
Regeneron Pharmaceuticals, Inc.[1]	436,256	320,892
Humana, Inc.	624,378	313,357
ICON PLC[1]	1,398,300	297,880
AstraZeneca PLC	1,519,692	220,423
AstraZeneca PLC (ADR)	1,014,263	74,122
Edwards Lifesciences Corp.[1]	3,395,224	285,980
agilon health, Inc.[1,2]	12,760,207	253,673
Haemonetics Corp.[1,5]	2,573,462	217,715
IQVIA Holdings, Inc.[1]	1,064,131	209,538
Mettler-Toledo International, Inc.[1]	153,734	203,216
Masimo Corp.[1]	1,196,000	193,561
GE HealthCare Technologies, Inc.	2,000,000	159,020
Elevance Health, Inc.	301,368	134,959
Molina Healthcare, Inc.[1]	480,765	131,682
Vertex Pharmaceuticals, Inc.[1]	385,508	124,739
Horizon Therapeutics PLC[1]	761,022	76,125
Veeva Systems, Inc., Class A1	431,288	71,464
Centene Corp.[1]	793,443	49,519
NovoCure, Ltd.[1,2]	597,507	42,907
AbbVie, Inc.	279,180	38,516
Daiichi Sankyo Company, Ltd.	883,000	28,773
Catalent, Inc.[1]	725,665	27,016
		13,963,275
Consumer discretionary 16.02%
Amazon.com, Inc.[1]	15,738,439	1,897,741
Hilton Worldwide Holdings, Inc.	6,339,285	862,904
MercadoLibre, Inc.[1]	468,687	580,703
Tesla, Inc.[1]	2,519,548	513,811
TopBuild Corp.[1,5]	2,524,079	509,006
Burlington Stores, Inc.[1]	3,091,452	465,140
Flutter Entertainment PLC[1]	2,111,176	412,175
Flutter Entertainment PLC (CDI)[1]	81,831	16,017
Starbucks Corp.	4,307,145	420,550
Airbnb, Inc., Class A1	3,778,859	414,805
Churchill Downs, Inc.	2,813,034	382,066
Galaxy Entertainment Group, Ltd.[1]	59,901,000	371,395
DoorDash, Inc., Class A1	5,678,236	370,732
D.R. Horton, Inc.	3,386,965	361,863
NVR, Inc.[1]	64,169	356,409
Caesars Entertainment, Inc.[1]	8,122,143	333,089
Chipotle Mexican Grill, Inc.[1]	137,254	285,007
LVMH Moët Hennessy-Louis Vuitton SE	272,641	237,192
Royal Caribbean Cruises, Ltd.[1]	2,663,393	215,655
AMCAP Fund — Page 2 of 9

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Williams-Sonoma, Inc.	1,895,223	$215,127
Restaurant Brands International, Inc.	2,800,000	204,148
YETI Holdings, Inc.[1,5]	5,582,060	204,136
NIKE, Inc., Class B	1,929,597	203,109
CarMax, Inc.[1]	2,746,924	198,355
Five Below, Inc.[1]	1,096,476	189,164
Marriott International, Inc., Class A	994,409	166,852
Wyndham Hotels & Resorts, Inc.	2,189,047	149,403
Floor & Decor Holdings, Inc., Class A1	1,557,076	142,177
Helen of Troy, Ltd.[1,5]	1,288,244	124,032
Aptiv PLC[1]	1,360,994	119,876
Etsy, Inc.[1]	1,437,605	116,518
Darden Restaurants, Inc.	712,077	112,878
Tractor Supply Co.	366,616	76,839
adidas AG	428,623	69,411
Rivian Automotive, Inc., Class A1	4,651,347	68,514
Chegg, Inc.[1,5]	6,530,000	58,639
Evolution AB	266,102	34,958
Service Corp. International	230,000	14,630
Aramark	370,000	14,608
Moncler SpA	207,600	14,051
		11,503,685
Industrials 10.61%
TransDigm Group, Inc.	2,039,494	1,577,855
Raytheon Technologies Corp.	11,391,915	1,049,651
Old Dominion Freight Line, Inc.	2,596,068	805,923
Copart, Inc.[1]	7,870,086	689,341
Ceridian HCM Holding, Inc.[1,5]	8,660,795	535,670
General Electric Co.	4,375,233	444,217
Carrier Global Corp.	10,628,108	434,690
Woodward, Inc.[5]	4,022,523	424,014
Saia, Inc.[1]	717,530	203,893
United Rentals, Inc.	522,391	174,369
GFL Environmental, Inc., subordinate voting shares	3,525,827	127,423
The AZEK Co., Inc., Class A1	5,350,000	124,387
Safran SA	848,199	122,795
Axon Enterprise, Inc.[1]	631,059	121,738
NIBE Industrier AB, Class B	11,227,887	107,139
Airbus SE, non-registered shares	817,500	107,079
CoStar Group, Inc.[1]	1,327,682	105,418
Equifax, Inc.	292,374	60,995
ITT, Inc.	738,257	56,226
AMETEK, Inc.	338,882	49,162
Delta Air Lines, Inc.[1]	1,217,894	44,246
Waste Connections, Inc.	256,607	35,065
Northrop Grumman Corp.	76,870	33,476
Caterpillar, Inc.	148,151	30,482
Sun Country Airlines Holdings, Inc.[1]	1,445,448	27,174
MDA, Ltd.[1]	3,995,323	25,193
Paylocity Holding Corp.[1]	133,521	23,066
Advanced Drainage Systems, Inc.	235,984	22,836
Genpact, Ltd.	558,200	20,531
Armstrong World Industries, Inc.	283,390	17,695
AMCAP Fund — Page 3 of 9

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
TriNet Group, Inc.[1]	150,000	$13,331
Paycom Software, Inc.	25,000	7,003
		7,622,083
Financials 8.65%
Mastercard, Inc., Class A	4,993,468	1,822,716
Kotak Mahindra Bank, Ltd.	19,426,500	472,995
MSCI, Inc.	1,004,092	472,455
Aon PLC, Class A	954,685	294,320
Morgan Stanley	3,464,179	283,231
BlackRock, Inc.	419,189	275,638
LPL Financial Holdings, Inc.	1,382,405	269,265
AIA Group, Ltd.	27,776,200	266,395
S&P Global, Inc.	719,284	264,287
Marsh & McLennan Companies, Inc.	1,400,339	242,511
Stifel Financial Corp.	4,288,014	238,285
Toast, Inc., Class A1	11,140,082	233,608
Arch Capital Group, Ltd.[1]	3,319,928	231,399
Visa, Inc., Class A	1,011,161	223,497
Blackstone, Inc.	2,420,282	207,273
Affirm Holdings, Inc., Class A1,2	7,460,304	110,860
Blue Owl Capital, Inc., Class A	9,269,056	95,008
Progressive Corp.	482,371	61,700
Block, Inc., Class A1	989,938	59,782
PNC Financial Services Group, Inc.	481,715	55,797
Apollo Asset Management, Inc.	250,000	16,712
KKR & Co., Inc.	150,000	7,723
Marqeta, Inc., Class A1	700,000	3,353
		6,208,810
Communication services 8.64%
Alphabet, Inc., Class A1	11,683,549	1,435,558
Alphabet, Inc., Class C1	7,886,886	973,005
Netflix, Inc.[1]	5,754,703	2,274,431
Meta Platforms, Inc., Class A1	3,101,209	820,952
Take-Two Interactive Software, Inc.[1]	2,190,047	301,635
Charter Communications, Inc., Class A1	554,279	180,778
Electronic Arts, Inc.	1,217,745	155,871
Tencent Holdings, Ltd.	1,430,900	56,758
Universal Music Group NV	315,325	6,236
		6,205,224
Consumer staples 3.81%
Philip Morris International, Inc.	8,151,085	733,679
Monster Beverage Corp.[1]	8,238,634	482,949
Dollar Tree Stores, Inc.[1]	2,730,713	368,318
Constellation Brands, Inc., Class A	1,304,946	317,063
Costco Wholesale Corp.	485,089	248,152
Dollar General Corp.	1,206,683	242,652
Chocoladefabriken Lindt & Sprüngli AG	1,120	135,519
Grocery Outlet Holding Corp.[1]	3,903,436	112,107
Estée Lauder Companies, Inc., Class A	533,667	98,211
		2,738,650
AMCAP Fund — Page 4 of 9

unaudited
Common stocks (continued) Materials 1.34%		Shares	Value (000)
Linde PLC		1,299,184	$459,470
Albemarle Corp.		991,551	191,895
Sherwin-Williams Company		795,652	181,234
ATI, Inc.[1]		3,352,986	115,946
Celanese Corp.		120,000	12,482
			961,027
Energy 0.72%
EOG Resources, Inc.		3,157,840	338,805
Schlumberger NV		4,109,867	176,025
			514,830
Real estate 0.66%
Equinix, Inc. REIT		421,009	313,883
American Tower Corp. REIT		675,931	124,669
SBA Communications Corp. REIT, Class A		176,772	39,204
			477,756
Total common stocks (cost: $42,147,891,000)			67,565,147
Preferred securities 0.17% Consumer discretionary 0.17%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares		972,445	120,731
Information technology 0.00%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]		86,605	1,744
Total preferred securities (cost: $99,940,000)			122,475
Convertible stocks 0.07% Information technology 0.07%
Genesys Cloud Services Topco, LLC, Class P, convertible preferred shares[3,4]		52,280,000	24,974
Genesys Cloud Services Topco, LLC, Class P2, convertible preferred shares[3,4]		13,070,000	6,244
Genesys Cloud Services Topco, LLC, Class P3, convertible preferred shares[3,4]		13,070,000	6,244
Genesys Cloud Services Topco, LLC, Class P4, convertible preferred shares[3,4]		13,070,000	6,244
Genesys Cloud Services Topco, LLC, Class P1, convertible preferred shares[3,4]		13,070,000	6,243
Total convertible stocks (cost: $84,303,000)			49,949
Short-term securities 5.86% Money market investments 5.33%
Capital Group Central Cash Fund 5.11%[5,6]		38,300,082	3,829,625
U.S. Treasury bills 0.47%	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury 11/16/2023	4.973%	USD343,000	334,681
Money market investments purchased with collateral from securities on loan 0.06%		Shares
Capital Group Central Cash Fund 5.11%[5,6,7]		199,891	19,987
AMCAP Fund — Page 5 of 9

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.04%[6,7]	5,505,578	$5,506
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[6,7]	4,100,000	4,100
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.00%[6,7]	2,500,000	2,500
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.98%[6,7]	2,000,000	2,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.00%[6,7]	2,000,000	2,000
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.00%[6,7]	2,000,000	2,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02%[6,7]	2,000,000	2,000
Fidelity Investments Money Market Government Portfolio, Class I 4.98%[6,7]	1,600,000	1,600
		41,693
Total short-term securities (cost: $4,205,919,000)		4,205,999
Total investment securities 100.19% (cost: $46,538,053,000)		71,943,570
Other assets less liabilities (0.19)%		(138,656)
Net assets 100.00%		$71,804,914
Investments in affiliates5

	Value of affiliates at 3/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 5/31/2023 (000)	Dividend income (000)
Common stocks 2.89%
Health care 0.30%
Haemonetics Corp.[1]	$200,138	$—	$—	$—	$17,577	$217,715	$—
Consumer discretionary 1.25%
TopBuild Corp.[1]	523,974	—	—	—	(14,968)	509,006	—
YETI Holdings, Inc.[1]	217,589	—	—	—	(13,453)	204,136	—
Helen of Troy, Ltd.[1]	145,172	—	—	—	(21,140)	124,032	—
Chegg, Inc.[1]	103,762	—	—	—	(45,123)	58,639	—
						895,813
Industrials 1.34%
Ceridian HCM Holding, Inc.[1]	631,632	—	—	—	(95,962)	535,670	—
Woodward, Inc.	398,230	—	—	—	25,784	424,014	885
MDA, Ltd.[1,8]	37,698	—	12,020	(14,088)	13,603	—	—
						959,684
Total common stocks						2,073,212
Short-term securities 5.36%
Money market investments 5.33%
Capital Group Central Cash Fund 5.11%[6]	4,550,367	1,918,898	2,639,229	121	(532)	3,829,625	52,402
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 5.11%[6,7]	11,212	8,775 [9]				19,987	— [10]
Total short-term securities						3,849,612
Total 8.25%				$(13,967)	$(134,214)	$5,922,824	$53,287
AMCAP Fund — Page 6 of 9

unaudited
Restricted securities4

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Genesys Cloud Services Topco, LLC, Class P, convertible preferred shares[3]	11/26/2021	$42,151	$24,974	.03%
Genesys Cloud Services Topco, LLC, Class P2, convertible preferred shares[3]	11/26/2021	10,538	6,244.01
Genesys Cloud Services Topco, LLC, Class P3, convertible preferred shares[3]	11/26/2021	10,538	6,244.01
Genesys Cloud Services Topco, LLC, Class P4, convertible preferred shares[3]	11/26/2021	10,538	6,244.01
Genesys Cloud Services Topco, LLC, Class P1, convertible preferred shares[3]	11/26/2021	10,538	6,243.01
Stripe, Inc., Class B1,3	5/6/2021	8,075	4,051.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	3,475	1,744	.00 [11]
Total		$95,853	$55,744	.08%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $150,096,000, which represented .21% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $55,744,000, which represented .08% of the net assets of the fund.

[5]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]	Rate represents the seven-day yield at 5/31/2023.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Affiliated issuer during the reporting period but no longer an affiliate at 5/31/2023. Refer to the investment portfolio for the security value at 5/31/2023.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
[11]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
AMCAP Fund — Page 7 of 9

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of May 31, 2023 (dollars in thousands):
AMCAP Fund — Page 8 of 9

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$17,365,756	$—	$4,051	$17,369,807
Health care	13,963,275	—	—	13,963,275
Consumer discretionary	11,503,685	—	—	11,503,685
Industrials	7,622,083	—	—	7,622,083
Financials	6,208,810	—	—	6,208,810
Communication services	6,205,224	—	—	6,205,224
Consumer staples	2,738,650	—	—	2,738,650
Materials	961,027	—	—	961,027
Energy	514,830	—	—	514,830
Real estate	477,756	—	—	477,756
Preferred securities	120,731	—	1,744	122,475
Convertible stocks	—	—	49,949	49,949
Short-term securities	3,871,318	334,681	—	4,205,999
Total	$71,553,145	$334,681	$55,744	$71,943,570

Key to abbreviations
ADR = American Depositary Receipts
CDI = CREST Depository Interest
REIT = Real Estate Investment Trust
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-002-0723O-S96445
AMCAP Fund — Page 9 of 9